Derivative Warrant Liabilities (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative Warrant Liabilities (Details) [Line Items]
Warrants exercise price	$ 11.5	$ 11.5
Warrant expire	5 years	5 years
Price per share	$ 10	$ 10
Market value percentage	180.00%	180.00%
Warrant [Member]
Derivative Warrant Liabilities (Details) [Line Items]
Equity proceeds percentage	60.00%	60.00%
Market value percentage	115.00%	115.00%
Redemption trigger price	$ 18	$ 18
Public Warrants [Member]
Derivative Warrant Liabilities (Details) [Line Items]
Warrants issued (in Shares)	7,666,667	7,666,667
Private Placement Warrants [Member]
Derivative Warrant Liabilities (Details) [Line Items]
Warrants issued (in Shares)		4,833,333	4,833,333
Price per share	$ 1.5	$ 1.5
Warrants description	●in whole and not in part; ●at a price of $0.01 per warrant; ●upon a minimum of 30 days’ prior written notice of redemption (the “30 day redemption period”); and ●if, and only if, the last sale price of Class A common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period commencing once the warrants become exercisable ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders.	●in whole and not in part; ●at a price of $0.01 per warrant; ●upon a minimum of 30 days’ prior written notice of redemption (the “30 day redemption period”); and ●if, and only if, the last sale price of Class A common stock equals or exceeds $18.00 per share(as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period commencing once the warrants become exercisable ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders.
Class A Common Stock [Member] | Warrant [Member]
Derivative Warrant Liabilities (Details) [Line Items]
Price per share	$ 9.2	$ 9.2
Business Acquisition [Member] | Warrant [Member]
Derivative Warrant Liabilities (Details) [Line Items]
Price per share	$ 9.2	$ 9.2